Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	COMMUNICATIONS — 1.7%
72,000	Twitter, Inc.*	$1,768,320
	CONSUMER DISCRETIONARY — 6.7%
10,013	Home Depot, Inc.	1,869,527
53,800	Lennar Corp. - Class A	2,055,160
78	Lennar Corp. - Class B	2,256
52,000	Sony Corp. - ADR[1]	3,077,360
		7,004,303
	CONSUMER STAPLES — 7.8%
66,000	Coca-Cola Co.	2,920,500
37,700	Tyson Foods, Inc. - Class A	2,181,699
30,864	Unilever N.V.[1]	1,505,854
32,200	Walgreens Boots Alliance, Inc.	1,473,150
		8,081,203
	ENERGY — 5.8%
164,000	Cabot Oil & Gas Corp.	2,819,160
75,000	Halliburton Co.	513,750
32,500	Phillips 66	1,743,625
13,000	Pioneer Natural Resources Co.	911,950
		5,988,485
	FINANCIALS — 16.4%
21,300	Ameriprise Financial, Inc.	2,182,824
134,300	Bank of America Corp.	2,851,189
21,000	BOK Financial Corp.	893,760
30,000	Capital One Financial Corp.	1,512,600
18,000	Chubb Ltd.[1]	2,010,420
31,500	Commerce Bancshares, Inc.	1,586,025
18,500	Cullen/Frost Bankers, Inc.	1,032,115
46,500	East West Bancorp, Inc.	1,196,910
28,500	JPMorgan Chase & Co.	2,565,855
314,000	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	1,149,240
		16,980,938
	HEALTH CARE — 15.5%
48,900	Alcon, Inc.*,1	2,485,098
17,500	Amgen, Inc.	3,547,775
29,800	Danaher Corp.	4,124,618
24,020	Elanco Animal Health, Inc.*	537,808

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
33,100	Medtronic PLC[1]	$2,984,958
29,100	Novartis A.G. - ADR[1]	2,399,295
		16,079,552
	INDUSTRIALS — 13.7%
29,000	Allegion PLC[1]	2,668,580
16,200	General Dynamics Corp.	2,143,422
78,000	Johnson Controls International PLC[1]	2,102,880
39,700	Oshkosh Corp.	2,553,901
17,000	Parker-Hannifin Corp.	2,205,410
38,100	Xylem, Inc.	2,481,453
		14,155,646
	MATERIALS — 5.3%
111,500	Corteva, Inc.	2,620,250
13,000	Martin Marietta Materials, Inc.	2,459,990
7,836	RPM International, Inc.	466,242
		5,546,482
	REAL ESTATE — 3.4%
30,000	Equity LifeStyle Properties, Inc. - REIT	1,724,400
14,300	Sun Communities, Inc. - REIT	1,785,355
		3,509,755
	TECHNOLOGY — 19.4%
15,800	Adobe, Inc.*	5,028,192
17,300	ANSYS, Inc.*	4,021,731
38,600	Microchip Technology, Inc.	2,617,080
31,800	Microsoft Corp.	5,015,178
35,500	PayPal Holdings, Inc.*	3,398,770
		20,080,951
	Total Common Stocks
	(Cost $114,857,994)	99,195,635

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.5%
$5,664,606	UMB Money Market Fiduciary, 0.01%[2]	$5,664,606
	Total Short-Term Investments
	(Cost $5,664,606)	5,664,606
	TOTAL INVESTMENTS — 101.2%
	(Cost $120,522,600)	104,860,241
	Liabilities in Excess of Other Assets — (1.2)%	(1,251,570)
	TOTAL NET ASSETS — 100.0%	$103,608,671

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.